Note 3 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Accounting Standards Update and Change in Accounting Principle [Text Block]
3.	Impact of recently issued accounting standards

Recently adopted accounting guidance

Accounting for Income Taxes

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting of Income Taxes to simplify the accounting for income taxes. The guidance eliminates certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences related to changes in ownership of equity method investments and foreign subsidiaries. The guidance also simplifies aspects of accounting for enacted changes in tax laws or rates and clarifies the accounting for transactions that result in step-up in tax basis of goodwill. The Company adopted the guidance effective January 1, 2021. The Company’s processes and disclosures have been updated to incorporate the new standard. The adoption of the standard did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting guidance, not yet adopted

Reference Rate Reform

The FASB has issued two ASUs related to reference rate reform. In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting and in January 2021 the FASB issued ASU No. 2021-01, Reference Rate Reform (Topic 848): Scope. With reference rates like the various tenors of the London Interbank Offered Rates (“LIBOR”) being discontinued between December 31, 2021, and June 30, 2023, a significant volume of contracts and other arrangements will be impacted by the transition required to alternative reference rates. The ASUs provides optional expedients and exceptions to reduce the costs and complexity of applying existing GAAP to contract modifications and hedge accounting if certain criteria are met. The standard is effective for a limited time for all entities through December 31, 2022. The Company has certain debt arrangements which may qualify for use of the practical expedients permitted under the guidance. The Company has evaluated and will continue to evaluate arrangements subject to rate reform and the options under the ASUs to facilitate an orderly transition to alternative reference rates and their potential impacts on its consolidated financial statements and disclosures.

Debt with Conversion Options

In August 2020, the FASB issued ASU No. 2020-06, Debt- Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contract in an Entity’s Own Equity. The ASU simplifies the accounting for convertible instruments and reduces the number of embedded conversion features being separately recognized from the host contract as compared to current GAAP. The ASU also enhances information transparency through targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. The standard is effective for fiscal years beginning after December 15, 2021. The standard can be applied using the modified retrospective method of transition or a fully retrospective method of transition. The Company will adopt the guidance effective January 1, 2022. The adoption of the standard is not expected to have any material impact on the Company’s consolidated financial statements.